Income Tax (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Tax [Line Items]
Loss before income tax	$ (1,806,294)	$ (721,426)
Income tax benefit	$ (215,291)	137,071
Deferred tax assets
Effective tax rate	12.00%
Taxable income rate	15.00%	19.00%